Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2017
Statement Of Compliance And Basis Of Presentation [Abstract]
Basis of Presentation of the Consolidated Financial Statements

2.BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1 Basis of preparation

The accompanying consolidated financial statements as of December 31, 2017 of Enel Chile approved by the Company’s Board of Directors at its meeting held on April 25, 2018, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements for the periods prior to the Separation reflect the combined operations of the Group as it would have been incorporated following the Spin-Off, assuming date would have been January 1, 2013. The combined financial statements may not be indicative of the Group’s future performance and do not necessarily reflect what the results of operations, financial position and cash flows would have been had it operated, since January 1, 2013 as an independent combined group during the periods presented.

For the periods prior to the Separation, the Group does not represent a group for consolidated financial statement reporting purposes in accordance with IFRS 10 Consolidated Financial Statements.

Since IFRS does not provide any guidance for the preparation of combined financial statements, paragraph 12 of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors was used for the preparation of the combined financial statements. This paragraph requires that the latest pronouncements of other standard setters, other accounting literature and accepted industry practice should be considered. The combined financial statements of the Company were derived from the aggregation of the net assets of the Chilean business (currently Enel Américas S.A.). All intra-group balances, revenues, expenses and unrealized gains and losses arising from transactions between companies belonging to combined group were eliminated when preparing the combined financial statements. In addition, the investments of Enersis S.A. in the Group were eliminated against the equity of the respective combined entities. Transactions with Enel Américas group companies, which do not belong to the Group, have been disclosed as transactions with related parties.

Following the Separation, the consolidated financial statements include the financial statements of the Company and its subsidiaries, associates and joint ventures, and no longer include any allocations of expenses from Enersis S.A. to the Company. Accordingly:

•	The consolidated statement of financial position as of December 31, 2017 and 2016, consists of the consolidated statement of financial position of the Group.

•

The consolidated statement of comprehensive income for the year ended December 31, 2017, consists of the consolidated statement of comprehensive income of the Group. The consolidated statement of comprehensive income for the year ended December 31, 2016, consists of the consolidated statement of comprehensive income of the Group for the ten month period ended December 31, 2016 and the combined statement of comprehensive income of the Company’s businesses aggregated as a combined group for the two month period ended March 1, 2016. The combined statements of comprehensive income for the year ended December 31, 2015, consist of the combined statements of comprehensive income of the Company’s businesses aggregated as a combined group.

•

The consolidated statement of changes in equity for the year ended December 31, 2017, consists of the consolidated statement of changes in equity of the Group. The consolidated statement of changes in equity for the year ended December 31, 2016, consists of the consolidated statement of changes in equity of the Group for the ten month period ended December 31, 2016 and the combined statement of changes in equity of the Company’s businesses aggregated as a combined group for the two month period ended March 1, 2016. The combined statements of changes in equity for the year ended December 31, 2015, consist of the combined statements of changes in equity of the Company’s businesses aggregated as a combined group.

•

The consolidated statement of cash flows for the year ended December 31, 2017, consists of the consolidated statement of cash flows of the Group. The consolidated statement of cash flows for the year ended December 31, 2016, consists of the consolidated statement of cash flows of the Group for the ten month period ended December 31, 2016 and the combined statement of cash flows of the Company’s businesses aggregated as a combined group for the two month period ended March 1, 2016. The combined statements of cash flows for the year ended December 31, 2015, consist of the combined statements of cash flows of the Company’s businesses aggregated as a combined group.

These consolidated financial statements are presented in thousands of Chilean pesos (unless otherwise stated) which is the Company’s functional and presentation currency.

Principles applied in preparing the Combined Financial Statements

The following summarizes the accounting and other principles applied in preparing the combined financial statements. Management considers that the allocations described below were made on a reasonable basis, but are not necessarily indicative of the costs that would have been incurred if the Company aggregated as a combined group (hereinafter “the Combined Group”) had been a stand-alone entity.

Net assets of the Parent (equity)

Prior to the Separation, the Combined Group had not previously formed a separate legal group nor presented any stand-alone financial statements, and accordingly it was not conceivable to present share capital or an analysis of equity reserves. The net assets of the Combined Group were represented by capital invested in the Combined Group and were shown as “Equity” using the same captions as those used by Enersis. Issued capital, share premium and retained earnings of Enersis were allocated to Enersis Chile based on net assets value ratio assigned to it. Other reserves (which were primarily composed of the equity effects of past reorganizations, business combinations under common control, residual effects of first-time adoption of IFRS and the equity effects of the recent Spin-Off) were allocated considering the transaction and circumstances that led to creation of these reserves.

Cash and cash equivalents

Cash and cash equivalents of the foreign subsidiaries of Enersis were excluded from the combined financial statements.

In addition, the cash and cash equivalents balance of Enersis, on a stand-alone basis, was allocated using the following criteria:

(i) Cash and cash equivalents from the proceeds from the capital increase carried out in 2013 were excluded from the combined financial statements; and

(ii) Cash and cash equivalents remaining after excluding the 2013 capital increase proceeds, were allocated based on the exercise carried out by Enersis’ management, the ratios obtained for the division of the cash and cash equivalents, were as follows:

	Proportion of Net Assets Market Value
Entity	Chile	Américas
Enersis	42%	58%
Endesa S.A.	66%	34%
Chilectra S.A.	63%	37%

Intercompany balances and transactions with related companies

Intercompany balances with successors of Enersis were allocated by identifying the entity that provided/received the service as well as the nature of it. Intercompany balances with the Company were eliminated in full for the purpose of the combined financial statements. Intercompany balances with Enel Américas are included in the combined financial statements and disclosed as accounts with related companies.

Debt instruments and related interest expenses, exchange differences and effects of hedge accounting strategies

Financial debt and related interest expenses and exchange rate differences of the Chilean subsidiaries of Enersis were included in the combined financial statements. Financial debt and related interest expenses and exchange rate differences of Enersis stand-alone was 100% allocated to Enel Americas and were not included in the combined financial statements.

In relation to derivative instruments designated as hedging instruments for the Chilean subsidiaries of Enersis, these were included in the combined financial statements. Enersis’ management adopted as a criterion to keep the strategies of hedge accounting. Therefore, all effects on the statement of financial position, income and other comprehensive income were assigned to the specific companies to which the hedged items were assigned. In the case of Enersis on a stand-alone basis, the main items covered by the hedging strategies were related to debt (hedging exposure to foreign currency debt and variability in interest rates). Therefore, the main derivative instruments associated with such hedging strategies were assigned accordingly to Enel Américas, the entity that assumed 100% of the debt of Enersis stand-alone entity, or the Company, as applicable.

Personnel, salary expenses other employee benefits

For purposes of properly distributing the accounting effect of personnel from Enersis on a stand-alone basis between the Company and Enel Américas, the Enersis’ management defined as a criterion to identify those personnel whose main activities were related 100% to the operations based in Chile under Enersis. This group of employees was assigned to the Company. On the other hand, management also identified those employees whose main activities related 100% to foreign operations. This group of employees was assigned to Enel Américas.

All remaining personnel, who divide their main activities between the Chilean operations of Enersis and foreign operations, were assigned to the Company, meaning that from the date of the Spin-Off, those employees would identify the activities offered to foreign operations of Enersis and vice-versa. The existing contracts of inter-company provision of services between foreign and local businesses ensure reimbursement of the incurred costs of these employees that were allocated based on the time dedicated to activities offered to the Company’s entities from their total available time.

The table below sets forth the breakdown of employees allocated to the Company and Enel Américas:

	Employee Allocation
Entity	Chile	Américas
Enersis	391	87
Endesa S.A.	925	7
Chilectra S.A.	668	2

Total	1,984	96

Once the allocation of personnel was determined Enersis management applied the following criterion to the division of all the personnel related accounts in the statements of financial position and comprehensive income that were associated with the costs directly related to the personnel, such as wages and salaries, post-employment benefit obligations expense and social security and other benefits, travel expenses, etc. In this regard their allocation was performed based on the specific assignment of the related personnel to the Combined Group, as described above.

Other share costs

The combined statements of income include expense allocations for certain corporate functions provided by Enersis, including, but not limited to, human resources administration, treasury, risk management, internal audit, accounting, tax, legal, insurance, medical services, information technology support, communication management, and other shared services. These expenses were allocated to the Company and Enel Américas based on a specific identification basis, and in other cases these expenses were allocated by Enersis based on a pro-rata basis of headcount or some other basis depending on the nature of the allocated cost. Management considers the basis on which the expenses were allocated to reasonably reflect the utilization of services provided to or the benefit received by the Company during the periods presented.

Dividends receivable and payable

The criterion defined by Enersis’ management to allocate to both the Company as well as to Enel Américas a portion of dividends receivable accounts from Enersis stand-alone as of the date of the Spin-Off, was based mainly on identifying the origin of each one of those dividends. If the dividends come directly from a Chilean subsidiary, these dividends were allocated 100% to the Company.

Income tax

The tax effect (income statement and income tax provision) related to the Chilean subsidiaries of Enersis was included in the combined financial statements and was calculated using the statutory corporate tax rates according to the jurisdiction where the pre-tax income was originated.

In addition, for the tax effect in the income statement of Enersis on a stand-alone basis it was allocated to the combined financial statements by determining a hypothetical taxable income as if the Company and Enel Américas had operated as separate taxpayers. However, and from a tax point of view, there is currently only one taxpaying company, which is Enersis’ successor Enel Américas. Accordingly, income tax payable by Enersis was allocated to the combined financial statements.

In relation to deferred tax assets and liabilities, these were assigned to the Company and Enel Américas, taking into account the underlying assets and liabilities, whose respective temporary differences have originated such deferred taxes.

Other working capital accounts

Working capital items such as accounts receivable, accounts payable and inventories that were directly attributable to the Chilean operations of the Combined Group were included in the combined financial statements.

2.2	New accounting pronouncements
a)	Accounting pronouncements effective from January 1, 2017:

Amendments and Improvements	Mandatory application for annual periods beginning on or after:

Amendment to IAS 12: Recognition of Deferred Tax Assets for Unrealized Losses

The purpose of the amendments to IAS 12 “Income Taxes” is to provide requirements on recognition of deferred tax assets for unrealized losses, and clarify how to account for deferred tax assets related to debt instruments measured at fair value.

January 1, 2017

Amendment to IAS 7: Disclosure Initiative

The amendments to IAS 7 “Statement of Cash Flows” are part of the IASB’s initiative aimed at improving presentation and disclosure of information in the financial statements. The amendments add additional disclosure requirements relating to financing activities in the statement of cash flows. See note 5.e for the disclosures required by this amendment.

January 1, 2017

Annual Improvements to IFRS (2014 – 2016 Cycle)

Annual improvements correspond to a series of limited scope amendments clarifying, correcting or eliminating redundancy in IFRS 12 “Disclosures of Interests in Other Entities”.

January 1, 2017

The amendments and improvements to the standards, which came into effect on January 1, 2017, had no significant effect on the consolidated financial statements of the Company and its subsidiaries. The disclosures required by IAS 7 relating to financing activities are presented in Note 6 (e).

b) Accounting pronouncements effective from January 1, 2018 and subsequent periods:

As of the date of issue of these consolidated financial statements, the following accounting pronouncements had been issued by the IASB, but their application was not yet mandatory:

New Standards and Interpretations	Mandatory application for annual periods beginning on or after:
IFRS 9: Financial Instruments	January 1, 2018
IFRS 15: Revenue from Contracts with Customers.	January 1, 2018
IFRS 16: Leases	January 1, 2019
IFRIC 22: Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23: Uncertainty over Income Tax Treatments	January 1, 2019

•	IFRS 9 – Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 that replaces IAS 39 Financial Instruments: Recognition, Measurement, and all previous versions of IFRS 9. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. The company will adopt the standard on the date of effective application without restating previous periods, recognizing the cumulative effect of its initial application as an adjustment to the opening balance of accumulated earnings (or another component of the estate, as appropriate).

IFRS 9 brings together all three phases of the IASB’s project on financial instruments: (i) classification and measurement, (ii) impairment and (iii) hedge accounting.

Enel Chile carried out a detailed evaluation of the three aspects of the standard and its impact on the Group's consolidated financial statements. This evaluation is based on the information currently available and, therefore, may be subject to changes arising from additional information available during the year 2018.

(i)	Classification and measurement

IFRS 9 introduces a new classification approach for financial assets, based on two concepts: the characteristics of the contractual cash flows of the financial assets and the business model of the entity. Under this new approach, the four classification categories of IAS 39 are replaced by the following three categories:

-	Amortized cost, if the financial assets are held within a business model whose objective is to collect contractual cash flows;
-

Fair value through other comprehensive income, if the financial assets are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

-

Fair value through profit or loss, a residual category that consists of financial instruments that are not held within any of the two business models previously discussed, including those held for trading and those designated at fair value on initial recognition.

For financial liabilities, IFRS 9 retains largely the existing requirements in IAS 39, with certain specific modifications, under which most of the financial liabilities are measured at amortized cost, and allowing to designate a financial liability to be measure at fair value through profit or loss, if certain criteria are met.

However, IFRS 9 introduces new requirements for financial liabilities designated at fair value through profit or loss, which states that under certain circumstances, changes in fair value originated by the variation of an entity’s own credit risk will be recognized in other comprehensive income.

Based on the assessment made, the Group considers that the new classification requirements will not have a significant impact on the accounting of its financial assets. Loans and receivables are held to collect contractual cash flows that are solely payment of principal and interest, therefore, they meet the criteria to be measured at amortized cost under IFRS 9. Investments in equity instruments classified as available for sale will continue to be measured at fair value through other comprehensive income, except for those where the cost represents the best estimate of their fair value.

(ii)	Impairment

The new impairment model in IFRS 9 is based on expected credit losses, as opposed to the incurred loss model in IAS 39. Consequently, under IFRS 9 impairment losses will be recognized, generally, earlier than current practice.

The new impairment model will be applied to financial assets measured at amortized cost and those measured at fair value through other comprehensive income. The allowance for impairment losses will be measured based on:

-	12-month expected credit losses; or
-	Lifetime expected credit losses, if the credit risk of a financial asset at the reporting date has increased significantly since initial recognition.

The standard allows the application of a simplified approach for trade receivables, contract assets and lease receivables so that the impairment is always recognized in reference to the lifetime expected credit losses for the asset. The Group has chosen to apply this policy for the designated financial assets.

Based on the new methodology for estimating expected credit losses, the Group estimates that the application of the impairment requirements of IFRS 9 do not have significant impact. For the year ended December 31, 2017 the quantification involves a higher net tax provision of approximately ThCh$4,000,000  .

(iii)	Hedge Accounting

IFRS 9 introduces a new model for hedge accounting in order to more closely align the accounting treatment with risk management activities of the entities and to establish a new principle-based approach. The new model will enable entities to better reflect risk management activities in the financial statements, and allow more items to be eligible as hedged items, such as non-financial risk component, net positions, and aggregated exposures (i.e., a combination of derivative and non-derivative exposure).

The most significant changes in relation to hedging instruments compared to hedge accounting methodology in IAS 39, is the possibility to defer in other comprehensive income the time value of options, forward points in forward contracts, and foreign currency basis spread, until the hedged item impacts profit or loss.

IFRS 9 also eliminates the current quantitative requirement for hedge effectiveness test, under which the results of the testing must be within a range of 80-125 percent. This will allow aligning hedge effectiveness with risk management by demonstrating the existence of an economic relationship between the hedging instrument and the hedged item

When initially applying IFRS 9, the Group may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements in IFRS 9, until the time the new requirements on macro-hedging are published and adopted. The Group’s current plan is that it will elect to apply the new requirements of IFRS 9.

Implementing the new model included assessing the existing hedge relationships and the analysis of new strategies that may be applied under the new standard. The Group considers that all the existing hedge relationships at December 31, 2017, which have been designed as efficient hedges, will continue to be suitable for hedge accounting under IFRS 9. Similarly, non-accounting hedges will continue to be measured at fair value through profit or loss under the new standard.

•	IFRS 15 – Revenue from Contracts with Customers

In May 2014, the IASB published IFRS 15; the Standard is applicable to all contracts with customers, with certain exemptions. The new revenue standard supersedes all current revenue recognition standards:

-	IAS 11 Construction Contracts;
-	IAS 18 Revenue;
-	IFRIC 13 Customer Loyalty Programs;
-	IFRIC 15 Agreements for the Construction of Real Estate;
-	IFRIC 18 Transfers of Assets from Customers; and
-	SIC-31 Revenue – Barter Transactions Involving Advertising Services.

The standard shall be applied for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The Group plans to adopt the new standard on the required effective date using the modified retrospective method. Consequently, the Group will apply IFRS 15 retrospectively only to those contracts effective on January 1, 2018, recognizing the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings (or another category of equity, if appropriate) of the annual reporting period that includes the date of initial application.

This new Standard introduces a general framework for recognition and measurement of revenue, based on the core principle that revenues are recognized for an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring promised goods or services to customers. This core principle shall be applied using a five-step approach to revenue recognition: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contracts; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

IFRS 15 requires more detailed disclosures than the current requirements. The disclosure requirements represent a significant change as compared to current practice and increase significantly the volume of disclosures to be included in the Group’s financial statements.

In April 2016, the IASB issued amendments to IFRS 15 to clarify certain requirements and to provide additional practical expedients for transition. The amendments are mandatorily effective on the same date as the Standard, i.e., January 1, 2018.

The Group carried out an implementation project to identify and measure the potential impact of applying IFRS 15 on its consolidated financial statements. The project included the identification of all revenue streams of Enel Chile and its subsidiaries, use of our knowledge of the customary business practices, a comprehensive evaluation of each type of contract with clients and determining the methodology for recognizing revenue under current standards. The assessment was performed with an special focus on those contracts with key aspects under IFRS 15 and the specific characteristics of interest to the Group, such as: identifying contractual obligations; contracts with multiple deliverables and recognition timing; contracts with variable compensation; significant financing component; analysis of principal versus agent; existence of service guarantees; and recognition of costs of obtaining and fulfilling a contract.

The Enel Chile Group participates in the electrical energy generation, transmission and distribution businesses, and related activities. Based on the nature of the goods and services offered and the characteristics of its revenue streams, the Group does not expect that application of IFRS 15 will have a material impact on the consolidated financial statements of Enel Chile and subsidiaries.

1.

Sales and transportation of electricity: The main source of revenue of Enel Chile is from the sale of a series of goods and services whose control is transferred over time, since the customer simultaneously receives and consumes the benefits provided by the Group. In accordance with the criteria under IFRS 15, the Group will continue recognizing revenue over time, instead of at a point in time.

2.

Construction contracts: Revenue from construction works in progress is recognized over time based on the stage of completion. The Group concluded under IFRS 15, that these contracts meet the criteri of performance obligations satisfied over time, since the customer controls the assets as the assets are created and enhanced. Therefore, the Standard will not change the timing or the amount of revenue recognized pursuant to these construction contracts.

3.

Sale of other goods and services: Correspond mainly to the sale of supplementary electrical-related goods and services whose control is transferred to the customer at a point in time. Revenue is recognized when the control of the good or service has been transferred to the customer, i.e. when the customer obtains substantially all of the benefits from the asset and the ability to direct its use. Therefore, the Standard will not change the timing or the amount of revenue recognized pursuant to these contracts.

The Group is assessing the necessary changes and improvements in the systems, internal controls, policies and procedures, in order to meet the new disclosure requirements of IFRS 15.

•	IFRS 16 - Leases

In January 2016, the IASB published IFRS 16, which establishes recognition, measurement, presentation and disclosure principles for lease agreements. IFRS 16 supersedes IAS 17, Leases, IFRIC 4, Determining whether an Arrangement contains a Lease, SIC-15, Operating Leases—Incentives, and SIC-27, Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The standard is effective for annual periods beginning on or after January 1, 2019. Early application is permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16. The Group does not plan to adopt the Standard early.

Although IFRS 16 substantially retains the definition of a lease in IAS 17, the main change is the incorporation of the “control” concept within the new definition. In relation to the accounting treatment for a lessee and a lessor, the new Standard states the following:

i)

Lessee accounting: IFRS 16 requires lessees to account for all leases under a single model, similar to accounting for finance leases under IAS 17. As a result, at the date of commencement of a lease, the lessee will recognize on the statement of financial position a right-to-use asset and a lease liability for the future payments. Subsequent to initial recognition, it will recognize in the statement of profit or loss the depreciation expense of the asset separately from the interest related to the liability. The standard provides two voluntary recognition exceptions for low-value leases and short-term leases.

ii)

Lessor accounting: Under IFRS 16 is substantially unchanged from current accounting under IAS 17. Lessors will continue to classify leases using the same classification principles as in IAS 17 as operating and finance leases.

IFRS 16 provides a series of practical expedients for the transition, both for the definition of a lease and for retrospective application of the standard. The Group has not yet decided if it will use certain or all of the practical expedients.

The Group is currently carrying out an assessment of the potential impact of IFRS 16 on its consolidated financial statements. The quantitative effect will depend on, among others, the chosen transition method, the extent to which the Group uses the practical expedients and recognition exemptions, and any additional lease contract entered into by the Group in the future.

•	IFRIC 22 – Foreign Currency Transactions and Advance Consideration

This Interpretation clarifies the date of the transaction for the purpose of determining the exchange rate to use in foreign currency transactions when the consideration is paid or received before recognizing related revenues, expenses or assets. For this purposes, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration.

The Interpretation is effective for annual periods beginning on or after January 1, 2018. Early application is permitted.

The Group expects that this new Interpretation will not have a material effect on the consolidated financial statements of Enel Chile and its subsidiaries.

•	IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC 23 to clarify the application of recognition and Measurement requirements in IAS 12, Income Taxes when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: whether an entity considers uncertain tax treatments separately; the assumptions an entity makes about the examination of tax treatments by taxation authorities; how an entity determines taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates; and how an entity considers changes in facts and circumstances.

The Interpretation is effective for annual periods beginning on or after January 1, 2019. Early application is permitted.

The Group’s management is currently assessing the potential impact that IFRIC 23 will have on its consolidated financial statements on its initial application.

Improvements and Amendments	Mandatory application for annual Periods beginning on or after:

Annual Improvements to IFRS (Cycles 2014-2016)

Annual improvements correspond to a series of minor amendments clarifying, correcting or eliminating redundancy in the following standards: IFRS 1 “First-time Adoption of IFRS and IAS 28 “Investments in Associates and Joint Ventures”.

January 1, 2018
Amendment to IFRS 2: Classification and Measurement of Share-based Payment Transactions

The amendments provide specific accounting requirements for: (i) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; (ii) share-based payment transactions with a net settlement feature for withholding tax obligations; and (iii) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.

January 1, 2018

Amendments to IAS 40: Transfers of investment property

The IASB issued this amendment to clarify that a change in management’s intentions for the use of a property by itself does not constitute evidence of a change in use and not a sufficient reclassification criteria.

January 1, 2018

Amendments to IFRS 9: Prepayment features with negative compensation

The amendments allow entities to measure prepayable financial assets with negative compensation at amortized cost or at fair value through other comprehensive income upon compliance of certain specific condition, instead of being measured at fair value through profit or loss.

January 1, 2019

Amendments to IAS 28: Long-term interests in Associates and Joint Ventures

The IASB issued these amendments to clarify that an entity that applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

January 1, 2019

Annual Improvements to IFRS (Cycle 2015-2017)

Annual improvements correspond to a series of limited scope amendments that clarify the wording in an IFRS Standard or correct relatively minor oversights or conflicts between existing requirements of IFRS Standards: IFRS 3 “Business combination”, IFRS 11 “Joint arrangements”, IAS 12 “Income taxes” and  IAS 23 “Borrowing costs”.

January 1, 2019
Amendment to IFRS 10 and IAS 28: Sale or Contribution of Assets

The amendment corrects an inconsistency between IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” relating to the accounting treatment of the sale or contributions of assets between an Investor and its Associate or Joint Venture.

The IASB decided to postpone the effective date of application of the amendment, until obtaining the results of its research Project on the equity method of accounting.

Effective date deferred indefinitely.

In Management’s opinion, the application of the foregoing amendments and annual improvements is not expected to have a significant effect on the consolidated financial statements of Enel Chile and its subsidiaries.

2.3 Responsibility for the information, judgments and estimates provided

Management is responsible for the information contained in these consolidated financial statements and expressly states that all IFRS principles and standards, as issued by the IASB, have been fully implemented.

In preparing the consolidated financial statements, certain judgments and estimates made by management have been used to quantify some of the assets, liabilities, income, expenses and commitments recorded in the statements.

The most important areas were critical judgment is required are:

•The identification of Cash Generating Units (CGU) for impairment testing (see Note 3.e).

• The hierarchy of information used to measure assets and liabilities at fair value (see Note 3.h)

The estimates refer basically to:

•The valuations performed to determine the existence of impairment losses among tangible and intangible assets and goodwill (see Note 3.e).

• The assumptions used to calculate the actuarial liabilities and obligations to employees, such as discount rates, mortality tables, salary raises, etc. (see Notes 3.l.1 and 23).

• The useful life of property, plant and equipment, and intangible assets (see Notes 3.a and 3.d).

• The assumptions used to calculate the fair value of financial instruments (see Notes 3.h and 20).

• Energy supplied to customers whose meter readings are pending.

• Certain assumptions inherent in the electricity system affecting transactions with other companies, such as production, customer billings, energy consumption, etc. that allow for estimating electricity system settlements that must occur on the corresponding final settlement dates, but that are pending as of the date of issuance of the consolidated financial statements and could affect the balances of assets, liabilities, income and expenses recorded in the statements (See Appendix 6.2).

•The probability that uncertain or contingent liabilities will be incurred and their related amounts (see Note 3.l).

• Future disbursements for the closure of facilities and restoration of land, as well as the discount rates to be used (see Note 3.a).

• The tax results of the various subsidiaries of the Group that will be reported to the respective tax authorities in the future, and that have served as the basis for recording different balances related to income taxes in these consolidated financial statements (see Note 3.o).

•The fair values of assets acquired and liabilities assumed, and any pre-existing interest in an entity acquired in a business combination.

Although these judgments and estimates have been based on the best information available on the issuance date of these consolidated financial statements, future events may occur that would require a change (increase or decrease) to these estimates in subsequent periods. This change would be made prospectively, recognizing the effects in the corresponding future consolidated financial statements.

2.3.1 Changes in accounting estimates

The Company carried out a new study on useful lives allocated to the Group’s main items of property, plant and equipment. The results of such study indicated that there is sufficient evidence to conclude that it is necessary to revise the remaining useful lives of certain assets, so as to better reflect the period over which these assets are expected to be available for use.

Based on above, beginning on January 1, 2017, the Company revised the remaining useful lives of certain items of its property, plant and equipment. This change in accounting estimate resulted in a lower depreciation expense of ThCh$11,023,983 for the year ended December 31, 2017.

2.4 Subsidiaries

Subsidiaries are defined as those entities controlled either, directly or indirectly, by the Company. Control is exercised if, and only if, the following conditions are met: the Company has i) power over the subsidiary; ii) exposure or rights to variable returns from these entities; and iii) the ability to use its power to influence the amount of these returns.

The Company has power over its subsidiaries when it holds the majority of the substantive voting rights or, should that not be the case, when it has rights granting the practical ability to direct the entities’ relevant activities, that is, the activities that significantly affect the subsidiary’s results.

The Company will reassess whether or not it controls a subsidiary if the facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Subsidiaries are consolidated as described in note 2.7.

Appendix 1. “Enel Chile Group Subsidiaries” to these consolidated financial statements describes the relationship of the Company with each of its subsidiaries.

2.4.1	Changes in the scope of consolidation

On January 9, 2015, our subsidiary Enel Generación Chile S.A., sold all of the shares owned in Sociedad Concesionaria Túnel El Melón S.A. for ThCh$25,000,000.

The elimination of Sociedad Concesionaria Túnel El Melón S.A. from the Group’s scope of consolidation resulted in a decrease in the consolidated statement of financial position of ThCh$871,022 in current assets, ThCh$7,107,941 in non-current assets, ThCh$3,698,444 in current liabilities and ThCh$1,789,703 in non-current liabilities.

2.4.2	Unconsolidated companies with an ownership interest of more than 50%

Although the Group holds more than a 50% ownership interest in Centrales Hidroeléctricas de Aysén S.A., it is considered a “joint venture” since the Group, through contracts or agreements with shareholders, exercises joint control of the investee.

As of December 31, 2017, the investment that the Group has in Centrales Hidroeléctricas de Aysén S.A. has been classified as non-current assets held to distribute to the owners (See notes 3.j, 5 and 12).

2.5 Investment in associates

Associates are those entities in which the Group, either directly or indirectly, exercises significant influence.

Significant influence is the power to participate in the financial and operational policy decisions of the associate but is not control or joint control over those policies. In assessing significant influence, the Group takes into account the existence and effect of potential exercisable voting rights or convertible at the end of each reporting period, including potential voting rights held by the Company or by another Group entity. In general, significant influence is presumed to be those cases in which the Group has an ownership interest of more than 20%.

Associates are incorporated to the consolidated financial statements using the equity method, as described in Note 3.i.

Appendix 3. “Associates and Joint Ventures” to these consolidated financial statements describes the relationship of the Company and each of these companies.

2.6 Investment in joint arrangements

Joint arrangements are defined as those entities in which the Group exercises control under an agreement with other shareholders and jointly with them, in other words, when decisions on the entities’ relevant activities require the unanimous consent of the parties sharing control.

Depending on the rights and obligations of the parties, joint arrangements are classified as:

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Joint ventures: an agreement whereby the parties exercising joint control have rights to the entity’s net assets. Joint ventures are incorporated to the consolidated financial statements using the equity method, as described in note 3.h.

-

Joint operation: an agreement whereby the parties exercising joint control have rights to the assets and obligations with respect to the liabilities relating to the arrangement. Joint operations are incorporated to the consolidated financial statements recognizing the interest in the assets and liabilities held in the joint operation.

In determining the type of joint arrangement in which it is involved, the management of the Group assesses its rights and obligations arising from the arrangement by considering the structure and legal form of the arrangement, the terms agreed by the parties in the contractual arrangement and, when relevant, other facts and circumstances. If facts and circumstances change, the Group reassesses whether the type of joint arrangement in which it is involved has changed.

Currently, the Company is not involved in any joint arrangement that qualifies as a joint operation.

Appendix 3. “Associates and Joint Ventures” to these consolidated financial statements describes the relationship of the Company and each of these companies

2.7 Basis of consolidation and business combinations

The subsidiaries are consolidated and all their assets, liabilities, income, expenses, and cash flows are included in the consolidated financial statements once the adjustments and eliminations from intragroup transactions have been made.

The comprehensive income of subsidiaries is included in the consolidated statement of comprehensive income from the date when the parent company obtains control of the subsidiary and until the date on which it loses control of the subsidiary.

The operations of the parent company and its subsidiaries have been consolidated under the following basic principles:

1.

At the date the parent obtains control, the subsidiary’s assets acquired and its liabilities assumed are recorded at fair value, except for certain assets and liabilities that are recorded using valuation principles established in other IFRS standards. If the fair value of the consideration transferred plus the fair value of any non-controlling interests exceeds the fair value of the net assets acquired, this difference is recorded as goodwill. In the case of a bargain purchase, the resulting gain is recognized in profit or loss for the period after reassessing whether all of the assets acquired and the liabilities assumed have been properly identified and following a review of the procedures used to measure the fair value of these amounts.

For each business combination, the Group chooses whether to measure the non-controlling interests in the acquiree at fair value or at the proportional share of the net identifiable assets acquired.

If the fair value of all assets acquired and liabilities assumed at the acquisition date has not been completed, the Group reports the provisional values accounted for in the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the provisional values recognized will be adjusted retrospectively as if the accounting for the business combination had been completed at the acquisition date, and also additional assets or liabilities will be recognized to reflect new information obtained on events and circumstances that existed on the acquisition date, but which were unknown to the management at that time. Comparative information for prior periods presented in the financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For business combinations achieved in stages, the fair value of the equity interest previously held in the acquired company’s equity is measured on the date of acquisition and any gain or loss is recognized in the results for that period.

2.

Non-controlling interests in equity and in the comprehensive income of the consolidated subsidiaries are presented, respectively, under the line items “Total Equity: Non-controlling interests” in the consolidated statement of financial position and “Net Income attributable to non-controlling interests” and “Comprehensive income attributable to non-controlling interests” in the consolidated statement of comprehensive income.

3.	The financial statements of entities with functional currencies other than the Chilean peso are translated as follows:
a.	For assets and liabilities, the prevailing exchange rate on the closing date of the financial statements is used.
b.

For items in the comprehensive income statement, the average exchange rate for the period is used (unless this average is not a reasonable approximation of the cumulative effect of the exchange rates in effect on the dates of the transactions, in which case the exchange rate in effect on the date of each transaction is used).

c.	Equity remains at the historical exchange rate from the date of acquisition or contribution, and retained earnings at the average exchange rate at the date of origination.
d.	Exchange differences arising in translation of financial statements are recognized in the item “Foreign currency translation gains (losses)” in Other comprehensive income.
4.	Balances and transactions between consolidated entities were fully eliminated in the consolidation process.
5.

Changes in interests in subsidiaries that do not result in obtaining or losing control are recognized as equity transactions, and the carrying amount of the controlling and non-controlling interests is adjusted to reflect the change in relative interest in the subsidiary. Any difference that may exist, between the value for which a non-controlling interest is adjusted and the fair value of a compensation paid or received, is recognized directly in Equity attributable to the shareholders of Enel Chile.

6.

Business combinations under common control are recorded using, as a reference, the ‘pooling of interest’ method. Under this method, the assets and liabilities involved in the transaction remain reflected at the same carrying amount at which they were recorded in the ultimate controlling company, although subsequent accounting adjustments may need to be made to align the accounting policies of the companies involved.

Any difference between the assets and liabilities contributed to the consolidation and the compensation given is recorded directly in Net equity as a debit or credit to Other reserves. The Group does not apply retrospective accounting recognition of business combinations under common control.